Note 20 - Inventory (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Description of inventory [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Raw materials	2,115	1,887	1,968
Total	2,115	1,887	1,968